JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT W

SEPARATE ACCOUNT R

SEPARATE ACCOUNT X

Supplement dated May 30, 2017 to PROSPECTUSES dated May 1, 2017

Change to Variable Investment Option Listing

This Supplement applies to ACCOMMODATOR VARIABLE ANNUITY, INDEPENDENCE PREFERRED VARIABLE ANNUITY, INDEPENDENCE 2000 VARIABLE ANNUITY and INDEPENDENCE VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) (the “Contracts”). It supplements the prospectus for the Contract you purchased (the “Annuity Prospectus”) dated May 1, 2017.

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-344-1029 to request a free copy. You may also visit our website at www.jhannuities.com.

Purpose of this Supplement

This Supplement is to correct (a) the omission of certain Investment Option Portfolios from the listing on the cover of the Annuity Prospectus, and (b) the omission of a certain Investment Option Portfolio from the “Portfolio Investment Objectives” chart in “V. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNT AND THE PORTFOLIOS.”

(a)	The listing of Investment Option Portfolios on the cover is corrected as follows:

JOHN HANCOCK VARIABLE INSURANCE TRUST

500 Index Trust B	Lifestyle Balanced MVP
Active Bond Trust	Lifestyle Balanced PS Series
Blue Chip Growth Trust	Mid Cap Index Trust
Capital Appreciation Trust	Mid Cap Stock Trust
Core Bond Trust	Mid Value Trust
Core Strategy Trust	Money Market Trust[1]
Equity Income Trust	Real Estate Securities Trust
Financial Industries Trust	Short Term Government Income Trust
Fundamental All Cap Core Trust	Small Cap Index Trust
Global Bond Trust	Small Cap Growth Trust
Health Sciences Trust	Small Cap Value Trust
High Yield Trust	Total Bond Market Trust B
International Equity Index Trust B	Total Stock Market Index Trust
International Value Trust	Ultra Short Term Bond Trust

[1]	Subject to restrictions (see “IV. Basic Information – Allocation of Purchase Payments”).

(b)	The corrected “Portfolio Investment Objectives” chart now includes the following entry in alphabetical order:

Portfolio	Subadviser	Investment Objective

Lifestyle Balanced PS Series Series NAV	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

You should retain this Supplement for future reference.

Supplement dated May 30, 2017

05/17:VAPS48	333-164146 333-164145 333-164142 333-164135

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